PRUDENTIAL INVESTMENT PORTFOLIOS 9

Gateway Center Three, 4th Floor
100 Mulberry Street
Newark, New Jersey 07102

March 29, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     485(b) Filing for Prudential Investment Portfolios 9

     Registration numbers 333-66895 and 811-09101

Dear Sir or Madam,

     We are filing today via EDGAR a Post-Effective Amendment under Rule 485(b) to the Registration Statement of the above-referenced Registrant. This Post-Effective Amendment designates March 30, 2011 as its effective date. As counsel to the registrant, I represent that the instant Rule 485(b) filing does not contain disclosures that render the filing ineligible to become effective under Rule 485(b).

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 367-1495.

Very truly yours,

/s/ Katherine P. Feld

Katherine P. Feld

Vice President and Corporate Counsel

Prudential Investments LLC